UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22917

Absolute Shares Trust
(Exact name of registrant as specified in charter)

Millington Securities, LLC
331 Newman Springs Rd Suite 143
Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, LLC
331 Newman Springs Rd Suite 143
Red Bank, New Jersey 07701
(Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2023

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

December 31, 2023

WBI BullBear Value 3000 ETF | WBIF
WBI BullBear Yield 3000 ETF | WBIG
WBI BullBear Quality 3000 ETF | WBIL
WBI Power Factor® High Dividend ETF | WBIY

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, reports will be made available on www.wbietfs.com  and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Absolute Shares Trust
Table of Contents

Portfolio Allocations	1

Schedules of Investments	2

Statements of Assets and Liabilities	7

Statements of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	12

Expense Examples	19

Information About the Portfolio Holdings	20

Information About Proxy Voting	20

Information About the Funds’ Trustees	20

Frequency Distributions of Premiums and Discounts	20

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Absolute Shares Trust
Portfolio Allocations

As of December 31, 2023 (Unaudited)

WBI BullBear Value 3000 ETF
Percentage of
Industry Group	Net Assets
Energy	10.3%
Financial Services	10.3%
Exchange Traded Funds	9.5%
Semiconductors &
Semiconductor Equipment	9.0%
Automobiles & Components	6.5%
Insurance	6.1%
Health Care Equipment
& Services	5.7%
Software & Services	5.1%
Banks	4.8%
Technology Hardware
& Equipment	4.7%
Materials	4.4%
Consumer Services	4.1%
Food, Beverage & Tobacco	4.1%
Commercial & Professional
Services	3.9%
Capital Goods	3.7%
Consumer Discretionary
Distribution & Retail	3.1%
Consumer Durables & Apparel	2.1%
Utilities	2.0%
Short-Term Investments
and Other Assets and Liabilities	0.6%
TOTAL	100.0%

WBI BullBear Yield 3000 ETF
Percentage of
Industry Group	Net Assets
Capital Goods	15.5%
Energy	11.0%
Exchange Traded Funds	9.5%
Software & Services	9.0%
Food, Beverage & Tobacco	7.8%
Consumer Services	7.0%
Financial Services	4.9%
Consumer Durables & Apparel	4.5%
Commercial & Professional Services	4.4%
Pharmaceuticals, Biotechnology
& Life Sciences	4.3%
Consumer Discretionary
Distribution & Retail	4.1%
Automobiles & Components	3.4%
Semiconductors &
Semiconductor Equipment	3.3%
Consumer Staples
Distribution & Retail	2.4%
Banks	2.3%
Health Care Equipment
& Services	2.1%
Technology Hardware
& Equipment	2.0%
Household & Personal Products	1.9%
Short-Term Investments
and Other Assets and Liabilities	0.6%
TOTAL	100.0%

WBI BullBear Quality 3000 ETF
Percentage of
Industry Group	Net Assets
Capital Goods	15.1%
Consumer Services	14.6%
Exchange Traded Funds	9.4%
Software & Services	8.4%
Media & Entertainment	7.1%
Semiconductors &
Semiconductor Equipment	7.1%
Financial Services	6.2%
Automobiles & Components	4.8%
Energy	4.7%
Transportation	4.7%
Insurance	4.2%
Consumer Discretionary
Distribution & Retail	4.1%
Technology Hardware
& Equipment	2.9%
Materials	2.2%
Commercial & Professional
Services	1.9%
Consumer Durables & Apparel	1.9%
Short-Term Investments
and Other Assets and Liabilities	0.7%
TOTAL	100.0%

WBI Power Factor® High Dividend ETF
Percentage of
Industry Group	Net Assets
Banks	22.3%
Energy	14.8%
Materials	12.8%
Consumer Discretionary
Distribution & Retail	11.4%
Food, Beverage & Tobacco	10.6%
Telecommunication Services	7.7%
Pharmaceuticals, Biotechnology
& Life Sciences	5.1%
Financial Services	3.8%
Utilities	2.8%
Consumer Durables & Apparel	2.2%
Insurance	2.1%
Media & Entertainment	1.9%
Consumer Services	1.7%
Short-Term Investments
and Other Assets and Liabilities	0.8%
TOTAL	100.0%

Absolute Shares Trust
WBI BullBear Value 3000 ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS — 89.9%	Shares	Value
Automobiles & Components — 6.5%
Autoliv, Inc.	14,317	$1,577,589
Ford Motor Co.	67,859	827,201
		2,404,790
Banks — 4.8%
First Horizon Corp.	59,694	845,267
Key Corp.	64,379	927,058
		1,772,325
Capital Goods — 3.7%
Lockheed Martin Corp.	3,069	1,390,994

Commercial & Professional Services — 3.9%
Verisk Analytics, Inc.	6,065	1,448,686

Consumer Discretionary Distribution & Retail — 3.1%
Amazon.com, Inc.(a)	7,519	1,142,437

Consumer Durables & Apparel — 2.1%
Garmin, Ltd.(b)(c)	6,045	777,024

Consumer Services — 4.1%
Hilton Worldwide Holdings, Inc.	4,097	746,023
Marriott International, Inc. — Class A	3,567	804,394
		1,550,417
Energy — 10.3%
Halliburton Co.	18,239	659,340
HF Sinclair Corp.(b)	13,067	726,133
ONEOK, Inc.	25,689	1,803,881
Patterson-UTI Energy, Inc.	59,874	646,639
		3,835,993
Financial Services — 10.3%
Fidelity National Information Services, Inc.	24,898	1,495,623
Goldman Sachs Group, Inc.	2,166	835,578
Visa, Inc. — Class A(b)	5,820	1,515,236
		3,846,437
Food, Beverage & Tobacco — 4.1%
Altria Group, Inc.	37,981	1,532,154

Health Care Equipment & Services — 5.7%
Cigna Group(b)	2,412	722,273
UnitedHealth Group, Inc.	2,622	1,380,405
		2,102,678
Insurance — 6.1%
Prudential Financial, Inc.(b)	14,653	1,519,663
Unum Group	16,938	765,936
		2,285,599
Materials — 4.4%
LyondellBasell Industries N.V. — Class A(c)	17,396	1,654,012

Semiconductors & Semiconductor Equipment — 9.0%
Broadcom, Inc.	1,292	1,442,195
Microchip Technology, Inc.	9,089	819,646
NVIDIA Corp.	2,214	1,096,417
		3,358,258
Software & Services — 5.1%
Accenture PLC — Class A(c)	2,178	764,282
Microsoft Corp.(b)	2,966	1,115,335
		1,879,617
Technology Hardware & Equipment — 4.7%
Apple, Inc.	9,035	1,739,509

Utilities — 2.0%
Southern Co.	10,671	748,251
TOTAL COMMON STOCKS
(Cost $31,469,033)		33,469,181

EXCHANGE TRADED FUNDS — 9.5%
SPDR Bloomberg 1-3 Month T-Bill ETF	38,482	3,516,870
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,525,713)		3,516,870

SHORT-TERM INVESTMENTS — 10.1%
Investments Purchased with Proceeds from
Securities Lending — 10.1%
Mount Vernon Liquid Assets
Portfolio, LLC, 4.93%(d)(e)	3,749,175	3,749,175
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,749,175)		3,749,175
TOTAL INVESTMENTS — 109.5%
(Cost $38,743,921)		40,735,226
Money Market Deposit Account — 0.7%(f)		250,092
Liabilities in Excess of Other Assets — (10.2)%		(3,794,839)
TOTAL NET ASSETS — 100.0%		$37,190,479

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $3,672,014 which represented 9.9% of net assets.
(c)	Foreign Issued security. Foreign concentration is as follows: Netherlands: 4.45%, Switzerland: 2.09%, Ireland: 2.06%.
(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(e)	Privately offered liquidity fund.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and is subject to change daily. The rate as of December 31, 2023 was 3.27%.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI BullBear Yield 3000 ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS — 89.9%	Shares	Value
Automobiles & Components — 3.4%
Ford Motor Co.	142,769	$1,740,354

Banks — 2.3%
Citigroup, Inc.	22,324	1,148,347

Capital Goods — 15.5%
Comfort Systems USA, Inc.	10,255	2,109,145
Lockheed Martin Corp.	4,097	1,856,924
PACCAR, Inc.	18,651	1,821,270
Snap-on, Inc.	7,040	2,033,434
		7,820,773
Commercial & Professional Services — 4.4%
Verisk Analytics, Inc.(a)	9,414	2,248,628

Consumer Discretionary Distribution & Retail — 4.1%
TJX Cos., Inc.	21,964	2,060,443

Consumer Durables & Apparel — 4.5%
Hasbro, Inc.(a)	21,760	1,111,066
Tapestry, Inc.	31,647	1,164,926
		2,275,992
Consumer Services — 7.0%
Hilton Worldwide Holdings, Inc.	5,794	1,055,029
Marriott International, Inc. — Class A	11,112	2,505,868
		3,560,897
Consumer Staples Distribution & Retail — 2.4%
Target Corp.	8,637	1,230,082

Energy — 11.0%
Chevron Corp.(a)	6,509	970,882
Diamondback Energy, Inc.(a)	15,335	2,378,153
ONEOK, Inc.	18,101	1,271,052
Williams Cos., Inc.	26,662	928,637
		5,548,724
Financial Services — 4.9%
Franklin Resources, Inc.	40,385	1,203,069
Invesco, Ltd.(b)	71,722	1,279,521
		2,482,590
Food, Beverage & Tobacco — 7.8%
Altria Group, Inc.	23,416	944,601
Conagra Brands, Inc.	33,245	952,802
Kraft Heinz Co.	28,350	1,048,383
Philip Morris International, Inc.	10,447	982,854
		3,928,640
Health Care Equipment & Services — 2.1%
Medtronic PLC(b)	12,938	1,065,832

Household & Personal Products — 1.9%
Kimberly-Clark Corp.	7,751	941,824

Pharmaceuticals, Biotechnology & Life Sciences — 4.3%
AbbVie, Inc.	6,718	1,041,088
Viatris, Inc.	104,080	1,127,187
		2,168,275
Semiconductors & Semiconductor Equipment — 3.3%
Marvell Technology, Inc.	9,622	580,303
NVIDIA Corp.	2,134	1,056,799
		1,637,102
Software & Services — 9.0%
International Business Machines Corp.	13,531	2,212,995
Microsoft Corp.(a)	6,253	2,351,378
		4,564,373
Technology Hardware & Equipment — 2.0%
Apple, Inc.	5,282	1,016,943
TOTAL COMMON STOCKS
(Cost $41,766,701)		45,439,819

EXCHANGE TRADED FUNDS — 9.5%
SPDR Bloomberg 1-3 Month T-Bill ETF	52,276	4,777,504
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,790,050)		4,777,504

SHORT-TERM INVESTMENTS — 8.5%
Investments Purchased with Proceeds from
Securities Lending — 8.5%
Mount Vernon Liquid Assets
Portfolio, LLC, 4.93%(c)(d)	4,312,975	4,312,975
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,312,975)		4,312,975
TOTAL INVESTMENTS — 107.9%
(Cost $50,869,726)		54,530,298
Money Market Deposit Account — 0.6%(e)		313,595
Liabilities in Excess of Other Assets — (8.5)%		(4,293,826)
TOTAL NET ASSETS — 100.0%		$50,550,067

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $4,226,656 which represented 8.4% of net assets.
(b)	Foreign Issued security. Foreign concentration is as follows: Bermuda: 2.52%, Ireland: 2.10%.
(c)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(d)	Privately offered liquidity fund.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and is subject to change daily. The rate as of December 31, 2023 was 3.27%.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI BullBear Quality 3000 ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS — 89.9%	Shares	Value
Automobiles & Components — 4.8%
Ford Motor Co.	161,671	$1,970,769

Capital Goods — 15.1%
Allegion PLC(a)	14,597	1,849,294
Comfort Systems USA, Inc.	8,342	1,715,699
PACCAR, Inc.	8,493	829,341
W.W. Grainger, Inc.(b)	2,207	1,828,919
		6,223,253
Commercial & Professional Services — 1.9%
Verisk Analytics, Inc.	3,241	774,145

Consumer Discretionary Distribution & Retail — 4.1%
Ross Stores, Inc.(b)	6,237	863,138
TJX Cos., Inc.	8,650	811,457
		1,674,595
Consumer Durables & Apparel — 1.9%
NIKE, Inc. — Class B	7,134	774,538

Consumer Services — 14.6%
Hilton Worldwide Holdings, Inc.	10,649	1,939,076
Marriott International, Inc. — Class A	9,223	2,079,879
Royal Caribbean Cruises Ltd.(a)(b)(c)	15,630	2,023,929
		6,042,884
Energy — 4.7%
Diamondback Energy, Inc.(b)	12,435	1,928,420

Financial Services — 6.2%
Ameriprise Financial, Inc.	2,273	863,354
Blackstone, Inc.(b)	12,724	1,665,826
		2,529,180
Insurance — 4.2%
W R Berkley Corp.	24,280	1,717,082

Materials — 2.2%
Nucor Corp.(b)	5,084	884,819

Media & Entertainment — 7.1%
Alphabet, Inc. — Class A(c)	5,861	818,723
Electronic Arts, Inc.	5,769	789,257
Meta Platforms, Inc. — Class A(c)	3,649	1,291,600
		2,899,580
Semiconductors & Semiconductor Equipment — 7.1%
Marvell Technology, Inc.	11,705	705,929
NVIDIA Corp.	2,595	1,285,096
QUALCOMM, Inc.	6,351	918,545
		2,909,570
Software & Services — 8.4%
Adobe, Inc.(c)	1,230	733,818
Synopsys, Inc.(c)	1,519	782,148
Zscaler, Inc.(b)(c)	8,696	1,926,686
		3,442,652
Technology Hardware & Equipment — 2.9%
Apple, Inc.	6,277	1,208,511

Transportation — 4.7%
Uber Technologies, Inc.(c)	31,216	1,921,969
TOTAL COMMON STOCKS
(Cost $34,485,575)		36,901,967

EXCHANGE TRADED FUNDS — 9.4%
SPDR Bloomberg 1-3 Month T-Bill ETF	42,417	3,876,490
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,886,237)		3,876,490

SHORT-TERM INVESTMENTS — 16.3%
Investments Purchased with Proceeds from
Securities Lending — 16.3%
Mount Vernon Liquid Assets
Portfolio, LLC, 4.93%(d)(e)	6,685,506	6,685,506
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,685,506)		6,685,506
TOTAL INVESTMENTS — 115.6%
(Cost $45,057,318)		47,463,963
Money Market Deposit Account — 0.8%(f)		335,255
Liabilities in Excess of Other Assets — (16.4)%		(6,760,415)
TOTAL NET ASSETS — 100.0%		$41,038,803

Percentages are stated as a percent of net assets.

PLC — Public Limited Company
(a)	Foreign Issued security. Foreign concentration is as follows: Liberia: 4.92%, Ireland: 4.92%.
(b)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $6,509,152 which represented 15.9% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(e)	Privately offered liquidity fund.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and is subject to change daily. The rate as of December 31, 2023 was 3.27%.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Power Factor® High Dividend ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS — 99.2%	Shares	Value
Banks — 22.3%
Associated Banc-Corp.	19,916	$426,003
BankUnited, Inc.	13,576	440,270
Citigroup, Inc.	8,328	428,392
Citizens Financial Group, Inc.(a)	17,100	566,694
Comerica, Inc.	11,193	624,681
Eagle Bancorp, Inc.	17,002	512,440
Fifth Third Bancorp(a)	15,563	536,768
First Interstate BancSystem, Inc. — Class A	13,940	428,655
Fulton Financial Corp.	25,092	413,014
Hope Bancorp, Inc.	35,263	425,977
Huntington Bancshares, Inc.	40,795	518,912
KeyCorp.	139,758	2,012,516
Northwest Bancshares, Inc.	32,399	404,340
Pacific Premier Bancorp, Inc.	15,507	451,409
PNC Financial Services Group, Inc.	3,239	501,559
Provident Financial Services, Inc.	22,696	409,209
Regions Financial Corp.	24,151	468,046
Simmons First National Corp. — Class A(a)	20,425	405,232
Synovus Financial Corp.	12,308	463,396
Truist Financial Corp.	16,653	614,829
US Bancorp(a)	12,136	525,246
Valley National Bancorp	40,370	438,418
Zions Bancorporation	25,325	1,111,008
		13,127,014
Consumer Discretionary Distribution & Retail — 11.4%
Best Buy Co., Inc.	35,610	2,787,551
Macy’s, Inc.(a)	195,074	3,924,889
		6,712,440
Consumer Durables & Apparel — 2.2%
Leggett & Platt, Inc.	48,792	1,276,887

Consumer Services — 1.7%
Cracker Barrel Old Country Store, Inc.(a)	13,061	1,006,742

Energy — 14.8%
CVR Energy, Inc.(a)	27,729	840,189
Hess Midstream LP — Class A(a)	29,694	939,221
Kinder Morgan, Inc.	140,828	2,484,205
Kinetik Holdings, Inc.(a)	32,392	1,081,893
ONEOK, Inc.	35,759	2,510,996
Plains GP Holdings LP – Class A	55,186	880,217
		8,736,721
Financial Services — 3.8%
Ally Financial, Inc.(a)	13,245	462,516
Invesco, Ltd.(b)	31,894	568,989
Jackson Financial, Inc. — Class A	8,296	424,755
OneMain Holdings, Inc.	8,697	427,892
Western Union Co.	30,063	358,351
		2,242,503
Food, Beverage & Tobacco — 10.6%
Altria Group, Inc.	88,978	3,589,373
Kraft Heinz Co.	71,977	2,661,709
		6,251,082
Insurance — 2.1%
Fidelity National Financial, Inc.(a)	17,007	867,697
Prudential Financial, Inc.(a)	3,831	397,313
		1,265,010
Materials — 12.8%
Dow, Inc.	49,318	2,704,599
International Paper Co.	66,133	2,390,708
LyondellBasell Industries N.V. — Class A(b)	25,863	2,459,054
		7,554,361
Media & Entertainment — 1.9%
Sinclair, Inc.(a)	87,158	1,135,669

Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
Organon & Co.	61,967	893,564
Viatris, Inc.	196,766	2,130,976
		3,024,540
Telecommunication Services — 7.7%
Verizon Communications, Inc.	120,055	4,526,074

Utilities — 2.8%
Clearway Energy, Inc. — Class C	59,839	1,641,384
TOTAL COMMON STOCKS
(Cost $54,230,611)		58,500,427

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Power Factor® High Dividend ETF
Schedule of Investments (concluded)
December 31, 2023 (Unaudited)

SHORT-TERM
INVESTMENTS — 14.4%	Shares	Value
Investments Purchased with Proceeds from
Securities Lending — 14.4%
Mount Vernon Liquid Assets
Portfolio, LLC, 4.93%(c)(d)	8,482,814	$8,482,814
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,482,814)		8,482,814
TOTAL INVESTMENTS — 113.6%
(Cost $62,713,425)		66,983,241
Money Market Deposit Account — 0.6%(e)		351,642
Liabilities in Excess of Other Assets — (14.2)%		(8,360,857)
TOTAL NET ASSETS — 100.0%		$58,974,026

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $8,177,513 which represented 13.9% of net assets.
(b)	Foreign Issued security. Foreign concentration is as follows: Netherlands: 4.16%, Bermuda: 0.96%.
(c)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(d)	Privately offered liquidity fund.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and is subject to change daily. The rate shown as of December 31, 2023 was 3.27%.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

				WBI Power
	WBI BullBear	WBI BullBear	WBI BullBear	Factor® High
	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF	Dividend ETF
ASSETS
Investments in securities, at value*+ (Note 2)	$40,985,318	$54,843,893	$47,799,218	$67,334,883
Dividends and interest receivable	62,560	139,905	37,778	226,053
Prepaid expenses and other assets	21,655	21,182	21,171	21,212
Securities lending income receivable	501	698	752	1,412
Total Assets	41,070,034	55,005,678	47,858,919	67,583,560

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	3,749,175	4,312,975	6,685,506	8,482,814
Administration and fund accounting fees	67,332	67,515	67,566	68,029
Management fees	26,381	36,498	29,809	22,355
Audit fees	20,622	20,622	20,622	20,627
Accrued other expenses	11,636	13,999	12,866	11,352
Chief Compliance Officer fee	2,379	1,845	1,845	1,845
Custody fees	2,030	2,157	1,902	2,512
Total Liabilities	3,879,555	4,455,611	6,820,116	8,609,534
NET ASSETS	$37,190,479	$50,550,067	$41,038,803	$58,974,026

NET ASSETS CONSIST OF:
Paid-in capital	$57,572,872	$114,498,228	$65,675,931	$64,482,049
Total accumulated deficit	(20,382,393)	(63,948,161)	(24,637,128)	(5,508,023)
Net Assets	$37,190,479	$50,550,067	$41,038,803	$58,974,026

*Cost
Investments in securities	$38,994,012	$51,183,320	$45,392,573	$63,065,067
Net Asset Value (unlimited shares authorized):
Net Assets	$37,190,479	$50,550,067	$41,038,803	$58,974,026
Shares Outstanding^	1,338,315	2,180,183	1,327,182	2,050,000
Net Asset Value, Offering and Redemption Price per Share	$27.79	$23.19	$30.92	$28.77

^	No Par Value
+	Including securities on loan of $3,672,014, $4,226,656, $6,509,152, and $8,177,513 respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Operations

For the Period Ended December 31, 2023 (Unaudited)

				WBI Power
	WBI BullBear	WBI BullBear	WBI BullBear	Factor® High
	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF	Dividend ETF
INVESTMENT INCOME
Income:
Dividends+	$363,047	$735,494	$245,100	$1,542,815
Interest	45,828	61,382	57,351	15,486
Securities lending income (Note 7)	3,102	4,015	4,316	11,966
Total Investment Income	411,977	800,891	306,767	1,570,267

Expenses:
Management fees (Note 3)	170,237	225,088	183,925	159,474
Administration, fund accounting and custodian fees (Note 6)	87,237	86,976	86,786	88,347
Professional fees	36,496	35,695	35,695	35,695
Director's fees and expenses	16,292	16,292	16,292	16,292
Insurance expenses	15,510	15,510	15,510	15,510
Exchange fees	3,965	4,232	4,232	3,769
Shareholder reporting expenses	1,472	938	1,116	3,858
Miscellaneous expenses	3,140	2,950	3,140	3,050
Total Expenses	334,349	387,681	346,696	325,995
Less: Fees (Waived)	(56,657)	(38,229)	(51,910)	(94,703)
Net Expenses	277,692	349,452	294,786	231,292
Net Investment Income	134,285	451,439	11,981	1,338,975

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(269,753)	(290,436)	2,547,273	(1,498,382)
Net change in unrealized appreciation (depreciation) of:
Investments in securities	(1,582,147)	(35,101)	(130,614)	7,494,335
Net realized and unrealized gain (loss) on investments	(1,851,900)	(325,537)	2,416,659	5,995,953
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,717,615)	$125,902	$2,428,640	$7,334,928

+	Net of withholding taxes of $0, $0, $0, and $0 respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Changes in Net Assets

	WBI BullBear Value 3000 ETF		WBI BullBear Yield 3000 ETF
	Six Months Ended		Six Months Ended
	December 31, 2023	Year Ended	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023	(Unaudited)	June 30, 2023
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$134,285	$367,310	$451,439	$955,197
Net realized loss on investments	(269,753)	(3,726,398)	(290,436)	(8,615,260)
Net change in unrealized appreciation
(depreciation) of investments	(1,582,147)	3,129,807	(35,101)	2,990,996
Net decrease in net assets
resulting from operations	(1,717,615)	(229,281)	125,902	(4,669,067)
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(134,126)	(580,404)	(462,030)	(1,251,380)
Total distributions to shareholders	(134,126)	(580,404)	(462,030)	(1,251,380)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	(5,411,730)	2,760,930	(6,766,925)	25,157,251
Total increase (decrease) in net assets	$(7,263,471)	$1,951,245	$(7,103,053)	$19,236,804
NET ASSETS
Beginning of Year	$44,453,950	$42,502,705	$57,653,120	$38,416,316
End of Year	$37,190,479	$44,453,950	$50,550,067	$57,653,120

	WBI BullBear Quality 3000 ETF		WBI Power Factor® High Dividend ETF
	Six Months Ended		Six Months Ended
	December 31, 2023	Year Ended	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023	(Unaudited)	June 30, 2023
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$11,981	$336,865	$1,338,975	$3,710,156
Net realized gain (loss) on investments	2,547,273	(1,178,813)	(1,498,382)	(3,301,910)
Net change in unrealized appreciation
(depreciation) of investments	(130,614)	2,334,061	7,494,335	3,825,303
Net increase (decrease) in net assets
resulting from operations	2,428,640	1,492,113	7,334,928	4,233,549
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(14,503)	(546,569)	(1,352,889)	(3,953,874)
Total distributions to shareholders	(14,503)	(546,569)	(1,352,889)	(3,953,874)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	(5,958,230)	6,879,484	(7,912,895)	(1,707,599)
Total increase (decrease) in net assets	$(3,544,093)	$7,825,028	$(1,930,856)	$(1,427,924)
NET ASSETS
Beginning of Year	$44,582,896	$36,757,868	$60,904,882	$62,332,806
End of Year	$41,038,803	$44,582,896	$58,974,026	$60,904,882

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights

For capital share outstanding throughout each period/year

	WBI BullBear Value 3000 ETF
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period/Year	$28.90	$29.55	$31.75	$25.60	$27.19	$28.19
Income (Loss) from Investment Operations:
Net investment income[1]	0.09	0.25	0.29	0.49	0.07	0.32
Net gain (loss) on investments (realized and unrealized)[2]	(1.10)	(0.51)	(2.06)	6.05	(1.54)	(0.99)
Total from investment operations	(1.01)	(0.26)	(1.77)	6.54	(1.47)	(0.67)
Less Distributions:
Distributions from net investment income	(0.10)	(0.39)	(0.43)	(0.39)	(0.12)	(0.33)
Total Distributions	(0.10)	(0.39)	(0.43)	(0.39)	(0.12)	(0.33)
Net asset value, end of period/year	$27.79	$28.90	$29.55	$31.75	$25.60	$27.19
Market price, end of period/year	$27.77	$28.91	$29.48	$31.77	$25.61	$27.16
Net Assets Total Return[3]	-3.49%[4]	-0.79%	-5.62%	25.59%	-5.40%	-2.53%

Supplemental Data:
Net assets, end of period/year (000's)	$37,190	$44,454	$42,503	$53,597	$43,218	$50,297
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.66%[5]	1.64%	1.38%	1.36%	1.25%	1.18%
Expenses after fees (waived)/recouped	1.38%[5]	1.25%	1.25%	1.25%	1.25%	1.18%
Net investment income to average net assets	0.87%[5]	0.89%	0.94%	1.71%	0.27%	1.11%
Portfolio turnover rate[6]	417%[4]	906%	845%	800%	894%	567%

	WBI BullBear Yield 3000 ETF
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period/Year	$23.25	$25.95	$26.67	$22.53	$24.02	$25.87
Income (Loss) from Investment Operations:
Net investment income[1]	0.19	0.42	0.39	0.41	0.21	0.51
Net gain (loss) on investments (realized and unrealized)[2]	(0.05)	(2.61)	(0.57)	4.13	(1.46)	(1.84)
Total from investment operations	0.14	(2.19)	(0.18)	4.54	(1.25)	(1.33)
Less Distributions:
Distributions from net investment income	(0.20)	(0.51)	(0.54)	(0.40)	(0.21)	(0.52)
Tax return of capital to shareholders	—	—	—	—	(0.03)	—
Total Distributions	(0.20)	(0.51)	(0.54)	(0.40)	(0.24)	(0.52)
Net asset value, end of period/year	$23.19	$23.25	$25.95	$26.67	$22.53	$24.02
Market price, end of period/year	$23.10	$23.24	$25.92	$26.68	$22.52	$23.96
Net Assets Total Return[3]	0.65%[4]	-8.49%	-0.73%	20.36%	-5.22%	-5.22%

Supplemental Data:
Net assets, end of period/year (000's)	$50,550	$57,653	$38,416	$47,477	$59,247	$74,472
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.46%[5]	1.44%	1.43%	1.27%	1.14%	1.04%
Expenses after fees (waived)/recouped	1.32%[5]	1.25%	1.26%	1.25%	1.14%	1.04%
Net investment income to average net assets	1.70%[5]	1.73%	1.44%	1.68%	0.88%	2.04%
Portfolio turnover rate[6]	348%[4]	890%	824%	820%	895%	610%

[1]	Calculated based on average shares outstanding during the period.
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[3]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Not Annualized
[5]	Annualized
[6]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights (concluded)

For capital share outstanding throughout each period/year

	WBI BullBear Quality 3000 ETF
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period/Year	$29.19	$28.78	$30.74	$26.06	$27.20	$26.07
Income (Loss) from Investment Operations:
Net investment income[1]	0.01	0.23	0.32	0.12	0.07	0.20
Net gain (loss) on investments (realized and unrealized)[2]	1.73	0.54	(1.68)	4.62	(1.10)	1.13
Total from investment operations	1.74	0.77	(1.36)	4.74	(1.03)	1.33
Less Distributions:
Distributions from net investment income	(0.01)	(0.36)	(0.60)	(0.06)	(0.09)	(0.20)
Tax return of capital to shareholders	—	—	—	—	(0.02)	—
Total Distributions	(0.01)	(0.36)	(0.60)	(0.06)	(0.11)	(0.20)
Net asset value, end of period/year	$30.92	$29.19	$28.78	$30.74	$26.06	$27.20
Market price, end of period/year	$30.88	$29.19	$28.73	$30.75	$26.07	$27.18
Net Assets Total Return[3]	5.96%[4]	2.79%	-4.58%	18.21%	-3.79%	5.08%

Supplemental Data:
Net assets, end of period/year (000's)	$41,039	$44,583	$36,758	$45,407	$54,134	$61,202
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.60%[5]	1.65%	1.45%	1.31%	1.23%	1.21%
Expenses after fees (waived)/recouped	1.36%[5]	1.25%	1.25%	1.25%	1.23%	1.21%
Net investment income to average net assets	0.06%[5]	0.82%	1.04%	0.43%	0.27%	0.74%
Portfolio turnover rate[6]	327%[4]	805%	899%	838%	886%	477%

	WBI Power Factor® High Dividend ETF
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period/Year	$25.92	$25.97	$27.43	$18.76	$24.56	$26.87
Income (Loss) from Investment Operations:
Net investment income[1]	0.61	1.36	1.16	1.10	1.12	1.12
Net gain (loss) on investments (realized and unrealized)[2]	2.88	0.05	(1.49)	8.65	(5.76)	(2.08)
Total from investment operations	3.49	1.41	(0.33)	9.75	(4.64)	(0.96)
Less Distributions:
Distributions from net investment income	(0.64)	(1.46)	(1.13)	(1.08)	(1.16)	(1.13)
Distributions from net realized gain	—	—	—	—	—	(0.22)
Total Distributions	(0.64)	(1.46)	(1.13)	(1.08)	(1.16)	(1.35)
Net asset value, end of period/year	$28.77	$25.92	$25.97	$27.43	$18.76	$24.56
Market price, end of period/year	$28.73	$25.94	$25.92	$27.48	$18.75	$24.53
Net Assets Total Return[3]	13.63%[4]	5.63%	-1.40%	53.09%	-19.24%	-3.25%

Supplemental Data:
Net assets, end of period/year (000's)	$58,974	$60,905	$62,333	$64,457	$42,202	$103,160
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.12%[5]	1.00%	0.94%	0.98%	0.77%	0.70%
Expenses after fees (waived)/recouped	0.80%[5]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income to average net assets	4.61%[5]	5.09%	4.16%	4.73%	4.83%	4.46%
Portfolio turnover rate[6]	82%[4]	175%	183%	191%	196%	163%

[1]	Calculated based on average shares outstanding during the period.
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[3]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Not Annualized
[5]	Annualized
[6]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Notes to Financial Statements
December 31, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following four separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI Power Factor® High Dividend ETF

Each Fund is classified as diversified for purposes of the 1940 Act.

The end of the reporting period for the Funds is December 31, 2023, and the period covered by these Notes to Financial Statements is the fiscal period from July 1, 2023 through December 31, 2023 for all funds (the "current fiscal period").

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at December 31, 2023. Actual results could differ from these estimates.

A. Valuation. All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Select Market and Nasdaq Capital Market (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Shares in privately offered liquidity funds are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the Adviser, whom the Board of Trustees designed as the valuation designee pursuant to valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2023 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

WBI BullBear Value 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$33,469,181	$—	$—	$33,469,181
Exchange Traded Funds	3,516,870	—	—	3,516,870
Investments Purchased With Proceeds From Securities Lending	—	3,749,175	—	3,749,175
Total Investments in Securities, at value	$36,986,051	$3,749,175	$—	$40,735,226

WBI BullBear Yield 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$45,439,819	$—	$—	$45,439,819
Exchange Traded Funds	4,777,504	—	—	4,777,504
Investments Purchased With Proceeds From Securities Lending	—	4,312,975	—	4,312,975
Total Investments in Securities, at value	$50,217,323	$4,312,975	$—	$54,530,298

WBI BullBear Quality 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$36,901,967	$—	$—	$36,901,967
Exchange Traded Funds	3,876,490	—	—	3,876,490
Investments Purchased With Proceeds From Securities Lending	—	6,685,506	—	6,685,506
Total Investments in Securities, at value	$40,778,457	$6,685,506	$—	$47,463,963

WBI Power Factor® High Dividend ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$58,500,427	$—	$—	$58,500,427
Investments Purchased With Proceeds From Securities Lending	—	8,482,814	—	8,482,814
Total Investments in Securities, at value	$58,500,427	$8,482,814	$—	$66,983,241

^  See Schedules of Investments for breakout of investments by industry group classification.

As of the end of the reporting period, the Funds did not recognize any transfers to or from Level 3.

B. Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”.

ETF and Other Investment Companies Risk — When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk — Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product (“ETP”) in which a Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.

Equity Securities Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If a Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2023 (Unaudited)

Fluctuation of Net Asset Value — The NAV of the Shares will fluctuate with changes in market value of the Funds’ holdings.

Shares are Not Individually Redeemable — Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

C. Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

D. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

E. Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Value 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI Power Factor™ High Dividend ETF, on a quarterly basis. A distribution to shareholders from net investment income is declared and paid by WBI BullBear Yield 3000 ETF on a monthly basis. Distributions from net realized gains on securities are normally declared and paid by all Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

G. Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

H. Expenses. Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based either upon relative average net assets or evenly among the Funds.

I. Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to December 31, 2023 that materially impacted that amounts or disclosures in the Funds financial statements.

J. Liquidity Risk Management Program. The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees approved the appointment of representatives of the Valuation Committee as Liquidity Risk Management administrators, who are responsible for the program’s administration and oversight and for reporting to the Board.

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2023 (Unaudited)

NOTE 3 — MANAGEMENT FEE

Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of and policies of the Board. Under the Advisory Agreement for the Funds the Advisor may retain an investment sub-advisor for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-advisor and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets (calculated daily and paid monthly) of WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, and WBI BullBear Quality 3000 ETF. For the services the Sub-Adviser provides to WBI Power Factor® High Dividend ETF, the Sub-Advisor receives a fee that is equal to 0.55% per year of average daily net assets, which is calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.

NOTE 4 — PORTFOLIO TRANSACTIONS AND BROKERAGE

The Sub-Advisor utilized non-affiliated broker dealers to execute portfolio transactions for the Funds. Currently, these non-affiliated broker dealers charge an explicit commission for these transactions, a portion of which is designated towards “soft dollar credits” that can be used to provide the Sub-Advisor with certain research and brokerage services as described in the safe harbor provisions under Section 28(e) of the Securities and Exchange Act of 1934. During this period, the Funds paid $0.025 per share in explicit commission to these non-affiliated broker dealers for their execution services, of which $0.0125 per share was designated by the non-affiliated broker dealers to a pool of soft dollar credits for use by the Sub-Advisor. The Sub-Advisor participates in commission sharing arrangements (“CSAs”) that are consistent with the requirements of Section 28(e). Research and brokerage services furnished through CSAs may be used by the Sub-Advisor in servicing any or all of the firm’s clients and will be used for client accounts other than those that pay commissions to the broker-dealer providing the research or brokerage services.

NOTE 5 — EXPENSE LIMITATION AND REIMBURSEMENT

The Sub-Advisor had entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each Fund until at least October 31, 2023 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of WBI Power Factor® High Dividend ETF is limited to 0.70% and each of the remaining Funds is limited to 1.25% of average net assets (the “Expense Cap”). The Sub-Advisor has entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each Fund until at least October 31, 2024 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of WBI Power Factor® High Dividend ETF is limited to 1.00% and each of the remaining Funds is limited to 1.70% of average net assets (the “Expense Cap”). The Sub-Advisor may discontinue its obligations under the Agreements at any time in its sole discretion after the Expiration Date. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreements within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap.

The following table shows the remaining waived and/or reimbursed expenses subject to potential recovery during the current fiscal period. The Sub-Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated:

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2027
WBI BullBear Value 3000 ETF	$20,911	$ 61,975	$159,949	$56,657
WBI BullBear Yield 3000 ETF	10,011	80,088	107,551	38,229
WBI BullBear Quality 3000 ETF	15,973	85,736	162,612	51,910
WBI Power Factor® High Dividend ETF	64,483	159,961	215,778	94,703

The Funds must pay their current ordinary operating expense before the Sub-Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2023 (Unaudited)

NOTE 6 — COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS

The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), whereby Foreside agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.

NOTE 7 — SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A. (“the Custodian” and “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars and shall be collateralized in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the current fiscal period, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

At period end, the value of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Collateral Received*
WBI BullBear Value 3000 ETF	$3,672,014	$3,749,175
WBI BullBear Yield 3000 ETF	4,226,656	4,312,975
WBI BullBear Quality 3000 ETF	6,509,152	6,685,506
WBI Power Factor® High Dividend ETF	8,177,513	8,482,814

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period, was as follows:

Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
WBI BullBear Value 3000 ETF	$ 3,102
WBI BullBear Yield 3000 ETF	4,015
WBI BullBear Quality 3000 ETF	4,316
WBI Power Factor® High Dividend ETF	11,966

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting during the current fiscal period.

			Gross Amounts	Net Amounts
		Value of	Offset in the	Presented in the
		Securities	Statement of	Statement of	Collateral	Net
Fund	Description	on Loan	Assets & Liabilities	Assets & Liabilities	Received	Amount
WBI BullBear Value 3000 ETF	Securities Lending	$3,672,014	$ —	$3,672,014	$3,749,175	—
WBI BullBear Yield 3000 ETF	Securities Lending	4,226,656	—	4,226,656	4,312,975	—
WBI BullBear Quality 3000 ETF	Securities Lending	6,509,152	—	6,509,152	6,685,506	—
WBI Power Factor® High Dividend ETF	Securities Lending	8,177,513	—	8,177,513	8,482,814	—

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2023 (Unaudited)

NOTE 8 — TAX INFORMATION

The tax character of distributions declared by the Funds was as follows:

	Year/Period Ended June 30, 2023			Year/Period Ended June 30, 2022
	Ordinary	Long Term	Return of	Ordinary	Long Term	Return of
Fund	Income	Capital Gain	Capital	Income	Capital Gain	Capital
WBI BullBear Value 3000 ETF	$580,404	$—	$—	$686,698	$—	$—
WBI BullBear Yield 3000 ETF	1,251,380	—	—	890,827	—	—
WBI BullBear Quality 3000 ETF	546,569	—	—	824,798	—	—
WBI PowerFactor® High Dividend ETF	3,953,874	—	—	2,666,669	—	—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2023.

As of June 30, 2023, the components of accumulated earnings (losses) for income tax purposes were as follows:

	WBI BullBear	WBI BullBear	WBI BullBear	WBI Power Factor®
	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF	High Dividend ETF
Cost of investments	$49,684,070	$59,659,920	$51,719,373	$83,023,327
Gross tax unrealized appreciation	3,656,148	3,768,180	2,611,586	2,878,026
Gross tax unrealized depreciation	(89,270)	(78,255)	(74,327)	(6,273,137)
Net tax unrealized appreciation	3,566,878	3,689,925	2,537,259	(3,395,111)

The components of distributable earnings (losses) for federal income tax purposes as of June 30, 2023 were as follows:

	WBI BullBear	WBI BullBear	WBI BullBear	WBI Power Factor®
	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF	High Dividend ETF
Net tax unrealized appreciation (depreciation)	$3,566,878	$3,689,925	$2,537,259	$(3,395,111)
Undistributed ordinary income	—	8,497	—	12,409
Undistributed long term gain (loss)	—	—	—	—
Total distributable earnings	—	8,497	—	12,409
Other accumulated gain (loss)	(21,900,878)	(67,164,090)	(29,459,718)	(7,860,523)
Total accumulated gain (loss)	(18,334,000)	(63,465,668)	(26,922,459)	(11,243,225)

Net capital losses incurred after October 31, 2022, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of June 30, 2023, the Funds had the following short-term and long-term capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
WBI BullBear Value 3000 ETF+	21,900,878	—
WBI BullBear Yield 3000 ETF+	67,164,090	—
WBI BullBear Quality 3000 ETF+	29,459,718	—
WBI PowerFactor® High Dividend ETF	4,213,337	3,647,186

+  Annual limitation may apply to a portion of the losses under IRC 382.

At June 30, 2023, the following funds deferred, on a tax basis, late year losses of:

	Capital	Ordinary
WBI BullBear Value 3000 ETF	209,567	—
WBI BullBear Yield 3000 ETF	154,552	—
WBI BullBear Quality 3000 ETF	174,810	—
WBI PowerFactor® High Dividend ETF	502,347	—

NOTE 9 — PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	All Other
Fund	Purchases	Sales
WBI BullBear Value 3000 ETF	$151,978,595	$152,557,588
WBI BullBear Yield 3000 ETF	172,939,832	173,459,092
WBI BullBear Quality 3000 ETF	129,371,848	129,725,336
WBI Power Factor® High Dividend ETF	46,952,689	46,817,453

Absolute Shares Trust
Notes to Financial Statements (concluded)
December 31, 2023 (Unaudited)

During the current fiscal period, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
WBI BullBear Value 3000 ETF	—	4,670,031
WBI BullBear Yield 3000 ETF	—	6,216,827
WBI BullBear Quality 3000 ETF	—	5,557,845
WBI Power Factor® High Dividend ETF	—	7,806,080

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

NOTE 10 — SHARE TRANSACTIONS

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.

The Trust has entered into an agreement with NYSE Group, Inc. to list the Funds’ (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Each Fund’s typical creation unit size is as follows:

Fund	Creation Unit
WBI BullBear Value 3000 ETF	50,000
WBI BullBear Yield 3000 ETF	50,000
WBI BullBear Quality 3000 ETF	50,000
WBI BullBear Global Income ETF	50,000
WBI Power Factor® High Dividend ETF	50,000
WBI BullBear Trend Switch US 3000 Total Return ETF	25,000

Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Transactions in each Fund’s shares were as follows:

	WBI BullBear Value 3000 ETF				WBI BullBear Yield 3000 ETF
	Period Ended		Year Ended		Period Ended		Year Ended
	December 31, 2023		June 30, 2023		December 31, 2023		June 30, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	250,000	$6,912,130	—	$—	1,300,000	$32,050,306
Shares Redeemed	(200,000)	(5,411,730)	(150,000)	(4,151,200)	(300,000)	(6,766,925)	(300,000)	(6,893,055)
	(200,000)	$(5,411,730)	100,000	$2,760,930	(300,000)	$(6,766,925)	1,000,000	$25,157,251
Beginning Shares	1,538,315		1,438,315		2,480,183		1,480,183
Ending Shares	1,338,315		1,538,315		2,180,183		2,480,183

	WBI BullBear Quality 3000 ETF				WBI Power Factor® High Dividend ETF
	Period Ended		Year Ended		Period Ended		Year Ended
	December 31, 2023		June 30, 2023		December 31, 2023		June 30, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	400,000	$11,109,894	—	$—	600,000	$15,183,181
Shares Redeemed	(200,000)	(5,958,230)	(150,000)	(4,230,410)	(300,000)	(7,912,895)	(650,000)	(16,890,780)
	(200,000)	$(5,958,230)	250,000	$6,879,484	(300,000)	$(7,912,895)	(50,000)	$(1,707,599)
Beginning Shares	1,527,182		1,277,182		2,350,000		2,400,000
Ending Shares	1,327,182		1,527,182		2,050,000		2,350,000

Absolute Shares Trust
Expense Examples
For the Period Ended December 31, 2023 (Unaudited)

As a shareholder you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 – December 31, 2023).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

WBI BullBear Value 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2023	December 31, 2023	During the Period^
Actual	$1,000.00	$ 965.10	$6.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.17	$7.03

WBI BullBear Yield 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2023	December 31, 2023	During the Period^
Actual	$1,000.00	$1,006.50	$6.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.70

WBI BullBear Quality 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2023	December 31, 2023	During the Period^
Actual	$1,000.00	$1,059.60	$7.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.29	$6.91

WBI Power Factor® High Dividend ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2023	December 31, 2023	During the Period^
Actual	$1,000.00	$1,136.30	$4.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.13	$4.05
__________
^
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, multiplied by 184/366 to reflect the one-half year period.

Absolute Shares Trust

Information About the Portfolio Holdings
 (Unaudited)

The Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are updated daily and posted on its website at www.wbietfs.com.

Information About Proxy Voting
 (Unaudited)

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 772-5810, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.wbietfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending December 31 will be available by calling toll-free at (800) 772-5810 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
 (Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 772-5810, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.wbietfs.com.

Frequency Distributions of Premiums and Discounts
 (Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.wbietfs.com.

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Absolute Shares Trust

Advisor
Millington Securities, LLC
331 Newman Springs Road, Suite 143
Red Bank, New Jersey  07701

Sub-Advisor
WBI Investments, LLC
331 Newman Springs Road, Suite 143
Red Bank, New Jersey  07701

Index Provider (WBIY only)
Solactive AG
Guiollettstraβe 54
60325 Frankfurt am Main, Germany

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, Minnesota  55402-7020

Independent Registered
Public Accounting Firm
KPMG LLP
51 John F. Kennedy Parkway
Short Hills, New Jersey  07078

Legal Counsel
K&L Gates LLP
599 Lexington Avenue
New York, New York  10022

WBI BullBear Value 3000 ETF	WBIF
WBI BullBear Yield 3000 ETF	WBIG
WBI BullBear Quality 3000 ETF	WBIL
WBI Power Factor® High Dividend ETF	WBIY

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title) *    /s/Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date    March 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *   /s/Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date    March 6, 2024

By (Signature and Title)*    /s/Steven Van Solkema
Steven Van Solkema, Treasurer and Principal Financial Officer

Date    March 6, 2024

* Print the name and title of each signing officer under his or her signature.